Income Taxes - Reconciliation of the income tax expense (benefit) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax at the U.S. federal statutory tax rate			$ (81.4)	$ (7.8)	$ (90.8)
International operations and change in foreign tax rates			55.6	8.4	38.4
State taxes			5.4	2.8	2.4
Income tax credits			(1.8)	(1.7)	(1.5)
Foreign inclusion items			4.2	2.4	0.1
Change in uncertain tax positions			6.2	5.2	1.5
Change in valuation allowance			122.2	18.1	1.7
2017 Tax Act - provisional			(33.1)
Other			0.8	(1.9)	(0.5)
Income taxes	$ 46.2	$ 72.0	$ 78.1	$ 25.5	$ (48.7)